Cover	Oct. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2023
Entity File Number	001-41701
Entity Registrant Name	SACKS PARENTE GOLF, INC.
Entity Central Index Key	0001934245
Entity Tax Identification Number	82-4938288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	551 Calle San Pablo
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012
City Area Code	833
Local Phone Number	776-6659
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SPGC
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	Not Applicable